Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Summary of significant accounting policies.
Basis of preparation

Basis of preparation

The combined carve-out financial statements of the Group have been prepared on a carve-out basis, to represent the financial position and performance of the Group as if the Group had existed on a stand-alone basis for each of the years ended December 31, 2021 and 2020 for the combined carve-out statements of profit or loss and comprehensive income, financial position, changes in deficit and cash flows. However, the combined carve-out financial statements are not necessarily indicative of the results that would have occurred if the Group had been a stand-alone entity during the period presented.

The combined carve-out financial statements, are presented in Euro and have been prepared under the historical cost convention.

The preparation of combined financial statements in accordance with IFRS requires the use of critical accounting estimates, assumptions and judgments that affect the reported amounts of assets, liabilities, income and expenses. It also requires management to exercise judgment in the process of applying accounting policies, which have been applied consistently through the combined financial statements of the Group. These estimates, assumptions and judgments are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances and are subject to continual re-evaluation. These estimates, assumptions and judgments were historically deemed to be reasonable and prudent. However, actual outcomes may differ from those estimates. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the combined financial statements, are discussed in the critical accounting estimates, assumptions and judgments.

The combined carve-out financial statements have been prepared by aggregating the financial information from the entities as described in note 1, together with assets, liabilities, income and expenses that management has determined are specifically attributable to the Group including related party borrowings, and direct and indirect costs and expenses related to the operations of the Group.

The following summarizes the principles applied in preparing the combined carve-out financial statements:

Controlled companies that are part of the Group have been included in the combined carve-out financial statements, as further described in note 1.

All intercompany balances, investments in subsidiaries and share capital within the Group have been eliminated upon combination in the combined carve-out financial statements.

For the purposes of the preparation of these combined carve-out financial statements, corporate center costs which were allocated by entities outside the Group and therefore contained within the results of the Group have been included in cost of sales, marketing and administration expenses. The support provided to the Group included stewardship by senior management personnel and functional support in terms of typical corporate areas such as finance, legal and risk, in addition to, discrete support which was provided from centralized management activities such as HR, Sustainability and IT. The costs of €7,881,351 and €25,780,700 were included within cost of sales, marketing and administration expenses for the years ended December 31, 2021 and 2020, respectively. The settlement of these costs was recorded within other reserves.

2.    Summary of significant accounting policies (continued)

Any cash balances reflected on the combined carve-out financial statements are legally owned by the Group.

The directors of the Group are responsible for preparing the combined carve-out financial statements on a carve-out basis in accordance with IFRS as adopted by the IASB and for being satisfied that they present fairly, in all material respects, the financial position and performance of the Group as if the Group had existed on a stand-alone basis for each of the years ended December 31, 2021 and 2020 for the combined statements of profit or loss and comprehensive income, financial position, changes in deficit and cash flows.

In preparing these combined carve-out financial statements, the Directors are required to:

●	select suitable accounting policies and then apply them consistently;
●	make judgements and estimates that are reasonable and prudent;
●	state that the combined carve-out financial statements comply with IFRS as adopted by the IASB;
●	prepare the combined carve-out financial statements on a going concern basis unless it is inappropriate to presume that the Group will continue in business.

The Directors confirm that they have complied with the above requirements in preparing the combined carve-out financial statements.

Reclassification of prior year’s financial statements

As of 31 December 2021, the Group decided to change the presentation of the combined carve-out statement of profit or loss in a manner that allows for a further understanding of the underlying financial performance of the Group. As a result, gaming duties of €2,302,308 that have been previously recognized in Net Revenue are now presented as part of Cost of Sales. Cloud services expenses of €686,944 and consultancy fees of €670,649 that have been previously classified in Cost of Sales are now presented in Operating expenses. The overall effect in Net Profit is Nil.

Basis of combination

Basis of combination

(i)	Controlled companies:

The companies included in these combined carve-out financial statements are all entities over which the Group has control. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. The acquisition method of accounting is used to account for the acquisition of controlled companies. The cost of an acquisition is the consideration given in exchange for control of the identifiable assets, liabilities and contingent liabilities of the acquired legal entities. Directly attributable transaction costs are expensed and included as exceptional items within sales, general and administration expenses. The acquired net assets are initially measured at fair value.

(ii)	Transactions eliminated on combination:

Transactions, balances and unrealized gains or losses on transactions between the controlled companies are eliminated on combination. The accounting policies of the controlled companies have been changed where necessary to ensure consistency with the policies adopted by the Group.

2.    Summary of significant accounting policies (continued)

Basis of Going Concern

The combined carve-out financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Group is required to evaluate whether there are any material uncertainties related to events or conditions that may cast significant doubt about the Group’s ability to continue as a going concern for a period of at least, but not limited to, 12 months from the date of issuance of the combined carve-out financial statements. An entity’s ability to continue as a going concern is assumed absent significant information to the contrary. If there are indications that there could be significant doubt about the entity’s ability to continue as a going concern for a reasonable period of time, then a detailed analysis must be performed. This evaluation includes an assessment of whether the Company can continue to meet its obligations as they become due without substantial disposition of assets outside the ordinary course of business, restructuring of debt, revisions of its operations or similar actions.

The Board of Directors have assessed the financial risks facing the business, including macroeconomic events as outlined in Notes 4 and 32, and compared this risk assessment to the net current asset position. The Directors have also reviewed the payables to related parties and obtained approval for the extension of their due dates, which resulted in €7,000,000 being classified in non-current liabilities. The Directors have also reviewed relationships with key creditors and are satisfied that the appropriate contracts and contingency plans are in place. Based on the analyses performed, the Board of Directors considers that the Group has adequate resources to continue in operational existence for at least a period of 12 months from the date of issuance of these combined carve-out financial statements.

Business combinations

Business combinations

Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Group, liabilities incurred by the Group to the former owners of the acquiree and the equity interests issued by the Group in exchange for control of the acquiree. Acquisition-related costs are generally recognized in profit or loss as incurred.

At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognized at their fair value at the acquisition date, except that:

●	deferred tax assets or liabilities and liabilities or assets related to employee benefit arrangements are recognized and measured in accordance with IAS 12 Income Taxes and IAS 19 Employee Benefits respectively;
●	liabilities or equity instruments related to share-based payment arrangements of the acquiree or share-based payment arrangements of the Group entered into to replace share-based payment arrangements of the acquiree are measured in accordance with IFRS 2 Share-based Payment at the acquisition date; and
●	assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations are measured in accordance with that Standard.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. If, after reassessment, the net of the acquisition-date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.

2.    Summary of significant accounting policies (continued)

Non-controlling interests that are present ownership interests and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation may be initially measured either at fair value or at the non-controlling interests’ proportionate share of the recognized amounts of the acquiree’s identifiable net assets. The choice of measurement basis is made on a transaction-by-transaction basis. Other types of non-controlling interests are measured at fair value or, when applicable, on the basis specified in another IFRS.

When the consideration transferred by the Group in a business combination includes assets or liabilities resulting from a contingent consideration arrangement, the contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. Changes in the fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the ‘measurement period’ (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date.

The subsequent accounting for changes in the fair value of the contingent consideration that do not qualify as measurement period adjustments depends on how the contingent consideration is classified. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IAS 39, or IAS 37 Provisions, Contingent Liabilities and Contingent Assets, as appropriate, with the corresponding gain or loss being recognized in profit or loss.

When a business combination is achieved in stages, the Group’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date (i.e., the date when the Group obtains control) and the resulting gain or loss, if any, is recognized in profit or loss. Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income are reclassified to profit or loss where such treatment would be appropriate if that interest were disposed of.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Group reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period (see above), or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date.

On April 14, 2021, Logflex MT Holding Ltd acquired 99% of Dicapl LP, a company incorporated in Greece for €1,980. At the date of the acquisition Dicapl LP had net liabilities of €51,925 and the Group recognised a Goodwill of €53,385 which was subsequently impaired.

The fair value of the identifiable assets and liabilities as of the date of acquisition was:

€
Assets
Right-of-use assets	149,359
Trade and other receivables	19,134
Cash and cash and equivalents	151,718
Liabilities
Lease liability	(151,139)
Trade and other payables	(220,997)
Net liabilities acquired at fair value	(51,925)
Non-Controlling Interest	520
Goodwill arising on acquisition	53,385
Purchase consideration	1,980

Foreign currency

Foreign currency

(i)	Functional and presentation currency

Items included in the Group’s combined carve-out financial statements are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The combined carve-out financial statements are presented in Euro (€) which is the Group’s functional and presentation currency, with the exception of Novigroup Ltd, the functional currency of which is in British pounds.

(ii)	Foreign currency transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in profit or loss.

(iii)	Financial statements of foreign operations

The assets and liabilities of foreign operations held by the Group are translated into Euro at foreign exchange rates ruling at the reporting date. The revenue and expenses of foreign operations are translated to Euro at average exchange rates for the year.

Revenue

Revenue

Recognition and measurement

Revenue consists of income from online activities. Revenue is recognized in the accounting periods in which the performance obligations associated with the transactions are satisfied after the deduction of certain promotional bonuses granted to customers and after adding the fees and charges applied to customer accounts and is measured at fair value of the consideration received or receivable.

The Group’s income from Gaming and Sports activities does not fall within the scope of IFRS 15 (Revenue from Contracts with Customers). Income from these online activities is disclosed as revenue although these are accounted for and meet the definition of a gain under IFRS 9 (Financial Instruments).

Revenue from online activities comprises:

(i)	Gaming Revenue — IFRS 9 (Financial Instruments)

Gaming Revenue is represented by the difference between the amounts of bets placed by customers less amounts won, adjusted for the fair value of certain promotional bonuses granted to customers.

(ii)	Sports Revenue — IFRS 9 (Financial Instruments)

Sports revenue comprises bets placed less pay-outs to customers, adjusted for the fair value of open betting positions and the fair value of bonuses and promotions.

2.    Summary of significant accounting policies (continued)

Operating segments

IFRS 8 defines an operating segment as a component of an entity that engages in business activities from which it may earn revenues and incur expenses, whose operating results are regularly reviewed by the entity’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available.

Gaming Revenue and Sports Revenue activities have been aggregated into a single operating segment taking into account the following factors:

●	The operating segments have similar economic characteristics
●	The method used to generate the revenue is the same
●	Discrete financial information is not available
●	Their separate operating results are not regularly monitored

Cost of sales

Cost of sales

Cost of sales consists primarily of gaming duties, gaming license fees, payment service providers’ commissions, chargebacks and commission payable to third parties, all of which are recognized on an accrual basis.

Net Finance Cost

Net Finance Cost

Net finance cost includes interest income recognized on a time-proportion basis using the effective interest method. Interest expense and other borrowing costs are charged to profit or loss as incurred.

Net finance cost also includes bank charges and foreign exchange transaction gains and losses.

Income taxes

Current and deferred income taxes are recognized in the statement of income, except when it relates to a business combination, or items recognized in equity or in other comprehensive income

Current income tax

Current income tax is the expected income tax payable or receivable on the taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to income tax payable in respect of previous years.

Deferred income tax

Deferred income tax is provided using the liability method for temporary differences at the reporting date between the income tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred income tax is measured using enacted or substantively enacted income tax rates expected to apply in the years in which those temporary differences are expected to be recovered or settled. A deferred tax asset is recognized for unused income tax losses and credits to the extent that it is probable that future taxable income will be available against which they can be utilized.

2.    Summary of significant accounting policies (continued)

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable income will allow the deferred tax asset to be recovered.

Deferred income tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction either in other comprehensive income or directly in equity.

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current income tax assets against current income tax liabilities and the deferred tax relates to the same taxable entity and the same taxation authority.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries, except where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future.

Dividends	Dividends Dividend distributions to the Group’s shareholders are recognized in the Group’s financial statements in the year in which they are approved by the Group’s shareholders.
Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at historical cost less accumulated depreciation and any accumulated impairment losses.

Depreciation is calculated on the straight-line method so as to write off the cost of each asset to its residual value over its estimated useful life.

Estimated useful life
Furniture, fixtures	10 years
Office equipment	4 years

The assets residual values and useful lives are reviewed, and adjusted if appropriate, at each reporting date.

Where the carrying amount of an asset is greater than its estimated recoverable amount, the asset is written down immediately to its recoverable amount.

Expenditure for repairs and maintenance of property, plant and equipment is charged to profit or loss of the year in which it is incurred. The cost of major renovations and other subsequent expenditure are included in the carrying amount of the asset when it is probable that future economic benefits in excess of the originally assessed standard of performance of the existing asset will flow to the Group. Major renovations are depreciated over the remaining useful life of the related asset.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

Intangible assets

Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is fair value as at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. Internally generated intangible assets, excluding capitalized development costs, are not capitalized and expenditure is reflected in profit or loss in the year in which the expenditure is incurred. The useful lives of intangible assets are assessed to be either finite or indefinite.

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life is reviewed at least at each financial year end. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset is accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in profit or loss in the expense category consistent with the function of the intangible asset.

Intangible assets with indefinite useful lives are tested for impairment annually either individually or at the cash generating unit level. Such intangibles are not amortized. The useful life of an intangible asset with an indefinite life is reviewed annually to determine whether indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is made on a prospective basis.

Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in profit or loss when the asset is derecognized.

Internally-generated intangible assets

Expenditure incurred on development activities of the gaming platform is capitalized only when the expenditure will lead to new or substantially improved products or processes, the products or processes are technically and commercially feasible and the Group has sufficient resources to complete development. All other development expenditure is expensed. Subsequent expenditure on intangible assets is capitalized only where it clearly increases the economic benefits to be derived from the asset to which it relates.

Internally-generated intangible assets are amortized on a straight-line basis over their estimated useful lives of 3 years.

Licenses

Licenses comprise of online gaming licenses which are measured initially at purchase cost and are amortized on a straight-line basis over their estimated useful lives.

The Greek online gaming licenses are amortized using the straight-line method over their useful lives, of 7 years.

Computer software

Costs that are directly associated with identifiable and unique computer software products controlled by the Group and that will probably generate economic benefits exceeding costs beyond one year are recognized as intangible assets. Subsequently computer software is carried at cost less any accumulated amortization and any accumulated impairment losses. Expenditure which enhances or extends the performance of computer software programs beyond their original specifications is recognized as a capital improvement and added to the original cost of the computer software. Costs associated with maintenance of computer software programs are recognized as an expense when incurred.

2.    Summary of significant accounting policies (continued)

Computer software costs are amortized using the straight-line method over their useful lives, of 4 years. Amortization commences when the computer software is available for use.

Leases

Leases

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group assesses whether:

●	the contract involves the use of an identified asset — this may be specified explicitly or implicitly and should be physically distinct or represent substantially all of the capacity of a physically distinct asset. If the supplier has a substantive substitution right, then the asset is not identified;
●	the Group has the right to obtain substantially all of the economic benefits from use of the asset throughout the period of use; and
●	the Group has the right to direct the use of the asset. The Group has this right when it has the decision-making rights that are most relevant to changing how and for what purpose the asset is used. In rare cases where the decision about how and for what purpose the asset is used is predetermined, the Group has the right to direct the use of the asset if either:
●	the Group has the right to operate the asset; or
●	the Group designed the asset in a way that predetermines how and for what purpose it will be used.

At inception or on reassessment of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices. However, for the leases of land and buildings in which it is a lessee, the Group has elected not to separate non-lease components and account for the lease and non-lease components as a single lease component.

The Group as lessee

The Group recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The estimated useful lives of the right-of-use assets are determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate.

2.    Summary of significant accounting policies (continued)

Lease payments included in the measurement of the lease liability comprise the following:

●	fixed payments, including in-substance fixed payments;
●	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
●	amounts expected to be payable under a residual value guarantee; and
●	the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, or if the Group changes its assessment of whether it will exercise a purchase, extension or termination option.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The lease liabilities are presented separately in the combined statements of financial position.

The Group has elected not to recognize the right of use assets and lease liabilities for short term leases that have a lease term of 12 months or less. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Impairment of non-financial assets

Impairment of non-financial assets

Intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment. Other assets that are subject to depreciation or amortization and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). Any charge or reversal of previous impairments is taken to the combined carve-out statement of profit or loss and comprehensive income.

Investments

Investments

Financial assets — Classification

The Group classifies its financial assets in the following measurement categories:

●	those to be measured subsequently at fair value (either through Other Comprehensive Income (“OCI”) or through profit or loss), and
●	those to be measured at amortized cost.

2.    Summary of significant accounting policies (continued)

The classification and subsequent measurement of debt financial assets depends on: (i) the Group’s business model for managing the related assets portfolio and (ii) the cash flow characteristics of the asset. On initial recognition, the Group may irrevocably designate a debt financial asset that otherwise meets the requirements to be measured at amortized cost or at fair value through other comprehensive income (“FVOCI”) or at fair value through profit or loss (“FVTPL”) if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

For investments in equity instruments that are not held for trading, the classification will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at FVOCI. This election is made on an investment-by-investment basis.

All other financial assets are classified as measured at FVTPL.

For assets measured at fair value, gains and losses will either be recorded in profit or loss or OCI. For investments in equity instruments that are not held for trading, this will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at FVOCI.

Financial assets — Recognition and derecognition

All purchases and sales of financial assets that require delivery within the time frame established by regulation or market convention (“regular way” purchases and sales) are recorded at trade date, which is the date when the Group commits to deliver a financial instrument. All other purchases and sales are recognized when the entity becomes a party to the contractual provisions of the instrument.

Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.

Financial assets — Measurement

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at FVTPL, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVTPL are expensed in profit or loss. Fair value at initial recognition is best evidenced by the transaction price. A gain or loss on initial recognition is only recorded if there is a difference between fair value and transaction price which can be evidenced by other observable current market transactions in the same instrument or by a valuation technique whose inputs include only data from observable markets.

Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

Equity instruments

The Group subsequently measures all equity investments at fair value. Where the Group’s Management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment, any related balance within the FVOCI reserve is reclassified to retained earnings. The Group’s policy is to designate equity investments as FVOCI when those investments are held for strategic purposes other than solely to generate investment returns. Dividends from such investments continue to be recognized in profit or loss as other income when the Group’s right to receive payments is established.

2.    Summary of significant accounting policies (continued)

Changes in the fair value of financial assets at FVTPL are recognized in “other gains/(losses)” in the combined carve-out statements of profit or loss and comprehensive income as applicable. Impairment losses (and reversal of impairment losses) on equity investments measured at FVTPL are not reported separately from other changes in fair value.

Financial assets — impairment — credit loss allowance for Expected Credit loss

The Group assesses on a forward-looking basis the ECL (expected credit loss) for debt instruments (including loans) measured at amortized cost and FVOCI and exposure arising from loan commitments and financial guarantee contracts. The Group measures ECL and recognizes credit loss allowance at each reporting date. The measurement of ECL reflects: (i) an unbiased and probability weighted amount that is determined by evaluating a range of possible outcomes, (ii) time value of money and (iii) all reasonable and supportable information that is available without undue cost and effort at the end of each reporting period about past events, current conditions and forecasts of future conditions.

The carrying amount of the financial assets is reduced through the use of an allowance account, and the amount of the loss is recognized in the combined statements of profit or loss and comprehensive income within “net impairment loss on financial and contract assets. Subsequent recoveries of amounts for which loss allowance was previously recognized are credited against the same line item.

Debt instruments carried at amortized cost are presented in the combined carve-out statements of financial position net of the allowance for ECL.

For debt instruments at FVOCI, an allowance for ECL is recognized in profit or loss and it affects fair value gains or losses recognized in OCI rather than the carrying amount of those instruments.

The impairment methodology applied by the Group for calculating expected credit losses depends on the type of financial asset assessed for impairment. Specifically:

For trade receivables and contract assets, including trade receivables and contract assets with a significant financing component, and lease receivables the Group applies the simplified approach permitted by IFRS 9, which requires lifetime expected credit losses to be recognized from initial recognition of the financial assets.

For all other financial instruments that are subject to impairment under IFRS 9, the Group applies general approach — three stage model for impairment. The Group applies a three-stage model for impairment, based on changes in credit quality since initial recognition. A financial instrument that is not credit-impaired on initial recognition is classified in Stage 1.

Any impairment charge or reversal of previous impairments is taken to the combined carve-out statement of profit or loss and comprehensive income.

Additionally, the Group has decided to use the low credit risk assessment exemption for investment grade financial assets. Refer to note 4, Credit risk section for a description of how the Group determines low credit risk financial assets.

Cash and cash equivalents

Cash and cash equivalents

Cash comprises cash in hand and balances with banks. Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash. They include short-term deposits originally purchased with maturities of three months or less. Cash and Cash Equivalent balances are carried at amortized cost net of the allowances for ECL.

Financial liabilities-measurement categories

Financial liabilities — measurement categories

Financial liabilities are initially recognized at fair value and classified as subsequently measured at amortized cost.

Financial liabilities are derecognized when the obligation under the liability is discharged, cancelled, or expires.

Trade payables	Trade payables Trade payables are initially measured at fair value and are subsequently measured at amortized cost.
Prepayments

Prepayments

Prepayments are carried at cost less provision for impairment. A prepayment is classified as non-current when the goods or services relating to the prepayment are expected to be obtained after one year, or when the prepayment relates to an asset which will itself be classified as non-current upon initial recognition. Prepayments to acquire assets are transferred to the carrying amount of the asset once the Group has obtained control of the asset and it is probable that future economic benefits associated with the asset will flow to the Group. Other prepayments are written off to profit or loss when the goods or services relating to the prepayments are received. If there is an indication that the assets, goods or services relating to a prepayment will not be received, the carrying value of the prepayment is written down accordingly and a corresponding impairment loss is recognized in profit or loss.

Share capital	Share capital Ordinary shares are classified as equity.
Advances from shareholders

Advances from shareholders

Advances from shareholders constitutes contributions made by the Group’s shareholders other than for the issue of shares by the Group in their capacity as equity owners of the Group for which the Group has no contractual obligation to repay them. Such contributions are recognized directly in equity as they constitute transactions with equity owners in their capacity as equity owners of the Group.

Provisions

Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and a reliable estimate of the amount can be made. Where the Group expects a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain.